Financial Risks - Schedule of Fair Values of Available-for-Sale (AFS) Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair values of available for sale instruments used [line items]
Total fair value	€ 160,100	€ 148,570
Total value of fair value through profit or loss	10,057	9,080
Asset backed securities [member]
Fair values of available for sale instruments used [line items]
Total fair value	3,717	3,332
Asset backed securities [member] | Level II [member]
Fair values of available for sale instruments used [line items]
Total fair value	3,541	2,668
Asset backed securities [member] | Level III [member]
Fair values of available for sale instruments used [line items]
Total fair value	176	664
Residential mortgage- backed securities [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total fair value	2,248	2,222
Residential mortgage- backed securities [member] | Level II [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total fair value	2,224	2,188
Residential mortgage- backed securities [member] | Level III [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total fair value	24	34
Commercial mortgage- backed securities (CMBSs) [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total value of fair value through profit or loss	2,970	3,427
Commercial mortgage- backed securities (CMBSs) [member] | Level II [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total value of fair value through profit or loss	€ 2,970	€ 3,427